                   PUTNAM HARTFORD CAPITAL MANAGER VARIABLE ANNUITY
                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                     SUPPLEMENT DATED SEPTEMBER 30, 1998 TO THE
                            PROSPECTUS DATED MAY 1, 1998

The second paragraph of the first page of the prospectus should include the following Sub-Account and the underlying investment for that Sub-Account:

  Putnam Research Sub-Account    -- Shares of Class IA of Putnam VT Research
                                    Fund of the Putnam Variable Trust

The tables and accompanying footnotes under the section entitled "Fee Table -- Summary" should be deleted and replaced with the following language:

                           ANNUAL FUND OPERATING EXPENSES
                           (as a percentage of net assets)


                                                                                                                  TOTAL FUND
                                                                                             OTHER                OPERATING
                                                                     MANAGEMENT         EXPENSES (AFTER        EXPENSES (AFTER
                                                                   FEES (AFTER ANY        ANY EXPENSE        ANY FEE WAIVERS AND
                                                                    FEE WAIVERS)         REIMBURSEMENT)     EXPENSE REIMBURSEMENT)

-----------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Asia Pacific Growth Fund                                     0.80%                 0.27%                  1.07%
-----------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Diversified Income Fund                                      0.69%                 0.11%                  0.80%
-----------------------------------------------------------------------------------------------------------------------------------
 Putnam VT The George Putnam Fund of Boston (1)                         0.49%                 0.36%                  0.85%
-----------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Global Asset Allocation Fund                                 0.66%                 0.11%                  0.77%
-----------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Global Growth Fund                                           0.60%                 0.15%                  0.75%
-----------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Growth and Income Fund                                       0.47%                 0.04%                  0.51%
-----------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Health Sciences Fund (1)                                     0.56%                 0.34%                  0.90%
-----------------------------------------------------------------------------------------------------------------------------------
 Putnam VT High Yield Fund                                              0.66%                 0.06%                  0.72%
-----------------------------------------------------------------------------------------------------------------------------------
 Putnam VT International Growth Fund (1)                                0.73%                 0.47%                  1.20%
-----------------------------------------------------------------------------------------------------------------------------------
 Putnam VT International Growth and Income Fund                         0.80%                 0.32%                  1.12%
-----------------------------------------------------------------------------------------------------------------------------------
 Putnam VT International New Opportunities Fund (1)                     0.92%                 0.68%                  1.60%
-----------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Investors Fund (1)                                           0.52%                 0.33%                  0.85%
-----------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Money Market Fund                                            0.45%                 0.09%                  0.54%
-----------------------------------------------------------------------------------------------------------------------------------
 Putnam VT New Opportunities Fund                                       0.58%                 0.05%                  0.63%
-----------------------------------------------------------------------------------------------------------------------------------
 Putnam VT New Value Fund                                               0.70%                 0.15%                  0.85%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
 Putnam VT OTC & Emerging Growth Fund (1)                               0.56%                 0.34%                  0.90%
-----------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Research Fund (1)                                            0.37%                 0.48%                  0.85%
-----------------------------------------------------------------------------------------------------------------------------------
 Putnam VT U.S. Government and High Quality Bond Fund                   0.61%                 0.08%                  0.69%
-----------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Utilities Growth and Income Fund                             0.67%                 0.07%                  0.74%
-----------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Vista Fund                                                   0.65%                 0.22%                  0.87%
-----------------------------------------------------------------------------------------------------------------------------------
 Putnam VT Voyager Fund                                                 0.54%                 0.05%                  0.59%
-----------------------------------------------------------------------------------------------------------------------------------



(1) The "Management Fees" and "Other Expenses" shown in the table above reflect an expense limitation. In the absence of an expense limitation, "Management Fees," "Other Expenses" and "Total Fund Operating Expenses" would have been:


                                                                        TOTAL FUND
                                                MANAGEMENT    OTHER      OPERATING
                                                   FEES      EXPENSES    EXPENSES
 Putnam VT The George Putnam Fund of Boston*        0.65%        0.36%       1.01%
 Putnam VT Health Sciences Fund*                    0.70%        0.34%       1.04%
 Putnam VT International Growth Fund                0.80%        0.47%       1.27%
 Putnam VT International New Opportunities Fund     1.20%        0.68%       1.88%
 Putnam VT Investors Fund*                          0.65%        0.33%       0.98%
 Putnam VT OTC & Emerging Growth Fund*              0.70%        0.34%       1.04%
 Putnam VT Research Fund*                           0.65%        0.48%       1.13%

* Estimated "Management Fees," "Other Expenses" and "Total Fund Operating Expenses."

EXAMPLE

                    If you surrender your Contract at   | If you annuitize your Contract at  | If you do not surrender your
                    the end of the applicable time      | the end of the applicable time     | Contract, you would pay the
                    period, you would pay the following | period you would pay the following | following expenses on a
                    expenses on a $1,000 investment,    | expenses on a $1,000 investment,   | $1,000 investment, assuming a
                    assuming a 5% annual return on      | assuming a 5% annual return on     | 5% annual return on assets:
                    assets:                             | assets:                            |
-----------------------------------------------------------------------------------------------------------------------------------
 Sub-Account         1 year  3 years   5 years  10 years  1 year   3 years  5 years  10 years  1 year   3 years  5 years   10 years
-----------------------------------------------------------------------------------------------------------------------------------
 Putnam Asia             $80     $128      $176      $289     $25       $79     $135      $289     $26       $80     $136       $289
  Pacific Growth
  Sub-Account
-----------------------------------------------------------------------------------------------------------------------------------
 Putnam                   77      119       162       262      23        71      122       261      23        71      122        262
  Diversified
  Income Sub-
  Account
-----------------------------------------------------------------------------------------------------------------------------------
 The George               78      121       n/a       n/a      23        72      N/A       N/A      24        73      N/A        N/A
  Putnam Fund
  Sub-Account
-----------------------------------------------------------------------------------------------------------------------------------
 Putnam Global            77      118       161       259      22        70      120       258      23        70      121        259
  Asset
  Allocation
  Sub-Account
-----------------------------------------------------------------------------------------------------------------------------------
 Putnam Global            77      118       160       257      22        69      119       256      23        70      120        257
  Growth Sub-
  Account
-----------------------------------------------------------------------------------------------------------------------------------
 Putnam Growth            80      112       147       231      20        62      106       230      20        62      107        231
  and Income
  Sub-Account
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
 Putnam                   78      122       N/A       N/A      24        74      N/A       N/A      24        74      N/A        N/A
  Health Sciences
  Sub-Account
-----------------------------------------------------------------------------------------------------------------------------------
 Putnam High Yield        76      117       158       253      22        68      117       253      22        69      118        253
  Sub-Account
-----------------------------------------------------------------------------------------------------------------------------------
 Putnam                   81      132       183       302      27        83      142       302      27        84      143        302
  International
  Growth Sub-
  Account
-----------------------------------------------------------------------------------------------------------------------------------
 Putnam                   80      129       179       294      26        81      138       294      26        81      139        294
  International
  Growth and
  Income Sub-
  Account
-----------------------------------------------------------------------------------------------------------------------------------
 Putnam                   85      144       203       341      31        95      162       341      31        96      163        341
  International
  New
  Opportunities
  Sub-Account
-----------------------------------------------------------------------------------------------------------------------------------
 Putnam Investors         78      121       N/A       N/A      23        72      N/A       N/A      24        73      N/A        N/A
  Sub-Account
-----------------------------------------------------------------------------------------------------------------------------------
 Putnam Money             75      111       149       234      20        63      108       234      21        63      109        234
  Market Sub-
  Account
-----------------------------------------------------------------------------------------------------------------------------------
 Putnam New               75      114       153       244      21        65      113       243      21        66      113        244
  Opportunities
  Sub-Account
-----------------------------------------------------------------------------------------------------------------------------------
 Putnam New Value         78      121       165       267      23        72      124       266      24        73      125        267
  Sub-Account
-----------------------------------------------------------------------------------------------------------------------------------
  Putnam OTC &            78      122       N/A       N/A      24        74      N/A       N/A      24        74      N/A        N/A
  Emerging
  Growth Sub-
  Account
-----------------------------------------------------------------------------------------------------------------------------------
 Putnam Research         84      123       N/A       N/A      23        72      N/A       N/A      24        73      N/A        N/A
  Sub-Account
-----------------------------------------------------------------------------------------------------------------------------------
 Putnam U.S.             76      116       157       250      21        67      116       249      22        68      117        250
  Government
  and High
  Quality
  Bond Sub-
  Account
-----------------------------------------------------------------------------------------------------------------------------------
 Putnam Utilities         77      118       159       255      22        69      118       255      23        70      119        255
  Growth and
  Income Sub-
  Account
-----------------------------------------------------------------------------------------------------------------------------------
 Putnam Vista             78      122       166       269      23        73      125       268      24        74      126        269
  Sub-Account
-----------------------------------------------------------------------------------------------------------------------------------
 Putnam Voyager           75      113       151       240      20        64      111       239      21        65      111        240
  Sub-Account
-----------------------------------------------------------------------------------------------------------------------------------

    The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. The table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

Under the section entitled "WHAT TYPES OF INVESTMENTS ARE AVAILABLE UNDER THE CONTRACT" add the following between "Putnam VT OTC & Emerging Growth Fund" and "Putnam VT U.S. Government and High Quality Bond Fund":

    Putnam VT Research Fund

The second paragraph should add the following Sub-Account under the section entitled "PERFORMANCE RELATED INFORMATION":

    Putnam VT Research Fund

The first paragraph under the section entitled "ACCUMULATION UNIT VALUES" should be deleted and replace with the following paragraph:

    The following information has been derived from the audited financial statements of the separate account, which have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The George Putnam Fund Sub-Account, Putnam Health Sciences Sub-Account, Putnam Investors Sub-Account, Putnam OTC & Emerging Growth Sub-Account and Putnam Research Sub-Account are new Sub-Accounts and are not shown below.

The following section should be added after the third sentence of the third paragraph of the section entitled "THE FIXED ACCOUNT":

    Hartford will publish periodically the Fixed Account interest rates that are currently in effect.

The following sentence should be added after the fifth sentence of the third paragraph of the section entitled "THE FIXED ACCOUNT":

    Hartford will account for any deductions, surrenders, or transfers from the Fixed Account on a "first-in, first-out" basis.

The following Putnam VT Research Fund investment objective should be added after the Putnam VT OTC & Emerging Growth Fund investment objective:

    PUTNAM VT RESEARCH FUND

    Seeks capital appreciation by investing primarily in common stocks recommended by Putnam Investment Management, Inc., ("Putnam Management"), as having the greatest potential for capital appreciation.

The first paragraph after the Putnam VT Vista Fund investment objective should include the Putnam VT Research Fund.

Under the section entitled "DISTRIBUTION OF THE CONTRACTS", delete the second sentence of the first paragraph and replace with the following language:

    HSD is an affiliate of Hartford. Hartford's parent company indirectly owns 100% of HSD.


HV-
33-73572